Statement to Securityholder
Ally Auto Receivables Trust 2026-1

Deal Information		Table of Contents

Asset Type:	Consumer Retail	1.	Class Distribution Summary
		2.	Note Factor Summary
Closing Date:	3/10/2026	3.	Interest Summary
		4.	Collections and Distributions
Bloomberg Ticker:	ALLYA 2026-1	5.	Cash Reserve
		6.	Collateral Summary
Collection Period:		7.	Net Charge-Offs, Delinquencies, and Bankruptcies
Begin	2/1/2026	8.	Performance Tests
End	3/31/2026	9.	Supplemental Disclosures

Determination Date:	4/10/2026
Distribution Date:	4/15/2026

ABS Investor Relations:
Servicer:	Ally Bank
Telephone:	(866) 710-4623
E-Mail:	securitization@ally.com

Additional information about the transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the CIK number 0002111835.

Statement to Securityholder
Ally Auto Receivables Trust 2026-1

1. Class Distribution Summary
				Class Distribution
Class	CUSIP/ CUSIP-RegS	Initial Note Principal Balance	Beginning Note Principal Balance	Principal	Interest	Total	Ending Note Principal Balance
A-1	02008PAA0	260,900,000.00	260,900,000.00	103,912,860.72	999,247.00	104,912,107.72	156,987,139.28
A-2	02008PAB8	328,810,000.00	328,810,000.00	0.00	1,249,934.68	1,249,934.68	328,810,000.00
A-3	02008PAC6	378,810,000.00	378,810,000.00	0.00	1,443,687.00	1,443,687.00	378,810,000.00
A-4	02008PAD4	90,580,000.00	90,580,000.00	0.00	354,016.83	354,016.83	90,580,000.00
B	02008PAE2	23,560,000.00	23,560,000.00	0.00	96,203.33	96,203.33	23,560,000.00
C	02008PAF9	19,630,000.00	19,630,000.00	0.00	84,736.17	84,736.17	19,630,000.00
D	02008PAG7	14,590,000.00	14,590,000.00	0.00	68,512.21	68,512.21	14,590,000.00
Total Notes		1,116,880,000.00	1,116,880,000.00	103,912,860.72	4,296,337.22	108,209,197.94	1,012,967,139.28
Certificates	02008PAH5 / U0204GAA3					295,014.59
Total Class Distribution						108,504,212.53

Statement to Securityholder
Ally Auto Receivables Trust 2026-1
2. Note Factor Summary
(Amount per $1,000 of Original Principal)

		Distribution
Class	Beginning	Principal	Interest	Total	Ending
A-1	1,000.0000000	398.2861660	3.8300000	402.1161660	601.7138340
A-2	1,000.0000000	0.0000000	3.8013889	3.8013889	1000.0000000
A-3	1,000.0000000	0.0000000	3.8111111	3.8111111	1000.0000000
A-4	1,000.0000000	0.0000000	3.9083333	3.9083333	1000.0000000
B	1,000.0000000	0.0000000	4.0833332	4.0833332	1000.0000000
C	1,000.0000000	0.0000000	4.3166668	4.3166668	1000.0000000
D	1,000.0000000	0.0000000	4.6958334	4.6958334	1000.0000000
Total Notes	1000.0000000				906.9614813

Statement to Securityholder
Ally Auto Receivables Trust 2026-1
3. Interest Summary

A. Target Interest Calculation

				Fixed Rate	Variable Rate
Class	Beginning Note Principal Balance	Accrual Methodology	Interest Accrual Days	Total	Applicable Index	Margin	Total	Target Interest Calculation
A-1	260,900,000.00	Actual/360	36	3.830%	N/A	N/A	N/A	999,247.00
A-2	328,810,000.00	30/360	35	3.910%	N/A	N/A	N/A	1,249,934.68
A-3	378,810,000.00	30/360	35	3.920%	N/A	N/A	N/A	1,443,687.00
A-4	90,580,000.00	30/360	35	4.020%	N/A	N/A	N/A	354,016.83
B	23,560,000.00	30/360	35	4.200%	N/A	N/A	N/A	96,203.33
C	19,630,000.00	30/360	35	4.440%	N/A	N/A	N/A	84,736.17
D	14,590,000.00	30/360	35	4.830%	N/A	N/A	N/A	68,512.21
Total	1,116,880,000.00							4,296,337.22

B. Interest Distribution

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Calculation	Interest Shortfall Allocated/ (Repaid)	Interest Distribution	Remaining Unpaid Interest Carryover Shortfall
	(1)	(2)	(3)	(4) = (2) - (3)	(5) = (1) + (3)
A-1	0.00	999,247.00	0.00	999,247.00	0.00
A-2	0.00	1,249,934.68	0.00	1,249,934.68	0.00
A-3	0.00	1,443,687.00	0.00	1,443,687.00	0.00
A-4	0.00	354,016.83	0.00	354,016.83	0.00
B	0.00	96,203.33	0.00	96,203.33	0.00
C	0.00	84,736.17	0.00	84,736.17	0.00
D	0.00	68,512.21	0.00	68,512.21	0.00
Total	0.00	4,296,337.22	0.00	4,296,337.22	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2026-1
4. Collections and Distributions

Collections
Receipts During the Period - Principal	93,844,926.09
Receipts During the Period - Interest	15,987,811.00
Administrative Purchase Payments	518,455.00
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	25,917.83
Other Fees or Expenses Paid	0.00
Total Collections	110,377,109.92
Beginning Reserve Account Balance	2,804,846.09
Total Available Amount	113,181,956.01

Distributions
Basic Servicing Fee	1,869,897.39
Amounts paid in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	4,046,885.51
First Priority Principal Distributable Amount	31,547,661.07
Aggregate Class B Interest Distributable Amount	96,203.33
Second Priority Principal Distributable Amount	23,560,000.00
Aggregate Class C Interest Distributable Amount	84,736.17
Third Priority Principal Distributable Amount	19,630,000.00
Aggregate Class D Interest Distributable Amount	68,512.21
Fourth Priority Principal Distributable Amount	14,590,000.00
Reserve Account Deposit	2,804,846.09
Noteholders' Regular Principal Distributable Amount	14,585,199.65
Indenture Trustee expenses	0.00
Unpaid Fees due to Trustees, Administrator and Asset Representations Reviewer	3,000.00
Excess Total Available Amount to the Certificateholders	295,014.59
Total Distributions	113,181,956.01

Statement to Securityholder
Ally Auto Receivables Trust 2026-1

5. Cash Reserve

			Reductions
Initial Balance	Beginning Balance	Additions	Draws	Releases	Ending Balance	Specified Reserve Account Balance
2,804,846.09	2,804,846.09	0.00	0.00	0.00	2,804,846.09	2,804,846.09

6. Collateral Summary

		Initial	Beginning	Ending
Balances	Number of Receivables	59,907	59,907	57,287
	Aggregate Receivables Principal Balance	1,121,938,434.96	1,121,938,434.96	1,027,552,338.93
	Aggregate Amount Financed	1,121,938,434.96	1,121,938,434.96	1,027,552,338.93
	Pool Factor		100.0000000	91.5872304

Weighted Averages	Coupon	9.10%	9.10%	9.11%
	Original Maturity	70.39	70.39	70.44
	Remaining Maturity	53.46	53.46	52.04

Prepayment Percentage	Monthly Period
1
1.60%

Monthly Period
2
1.68%

Statement to Securityholder
Ally Auto Receivables Trust 2026-1
7. Net Charge-Offs, Delinquencies, and Bankruptcies

Net Charge-Offs						Cumulative Net Charge-Offs
Period	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs (Recoveries)	Average Net Charge-Offs (Recoveries)	Loss Rate	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate
Current	1,051,524,973.57	1	550.00	550.00	0.0006%	1,121,938,434.96	550.00	0.0000%
Preceding	1,098,718,021.58	0	0.00	0.00	0.0000%
Next Preceding	N/A	N/A	N/A	N/A	N/A
Third Preceding	N/A	N/A	N/A	N/A	N/A
Four Month Average					N/A

Delinquencies				Delinquency Stratification
Period	Total Accounts	Accounts over 60	Percent Delinquent	Days	Total Accounts	Total Balance	Percent Delinquent
Current	57,287	85	0.1484%	31 - 60	432	6,985,060.54	0.6798%
Preceding	58,723	7	0.0119%	61 - 90	83	1,749,182.67	0.1702%
Next Preceding	N/A	N/A	N/A	91 - 120	2	37,756.92	0.0037%
Three Month Average			N/A	> 120	0	0.00	0.0000%

Bankruptcies
	Total Accounts	Total Balance
Prior Period	19	283,771.54	[1]
Additions	17	346,985.61
Removals[2]	1	0.00
Ending	35	630,757.15

1 Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.
2 Include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.

Statement to Securityholder
Ally Auto Receivables Trust 2026-1
8. Performance Tests

For the Collection Period
Event of Default						All Tests Passed

Servicer Default						All Tests Passed

Overcollateralization:
	Initial	5,058,434.96
	Current	14,585,199.65	Overcollateralization Target Reached?			YES
	Target	14,585,199.65

Asset Representations Review Delinquency Trigger:
	Monthly Period	Trigger	Monthly		61+
	1-12	2.80%	Period	Trigger	Delinquencies
	13-24	4.10%	1	2.80%	0.01%	Pass
	25+	5.50%	2	2.80%	0.17%	Pass

9. Supplemental Disclosures

For the Collection Period
Supplemental Servicing Fees						136,549.98
Other Fees or Expenses Accrued						0.00
Liquidation Expenses						550.00
Have there been any material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the period or that, cumulatively, have become material over time?						No
Have there been any material changes in determining or defining delinquencies, charge-offs or uncollectible amounts?						No
Have there been any receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred?						No